Income Taxes (Income Tax Contingency And Taxes Paid Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 700,000
Amount of interest and penalties included in liabilities for uncertain tax positions	400,000
Decreased liabilities for uncertain tax positions	200,000
Cash Paid for Income Taxes, Net of Refunds Received [Abstract]
Cash paid for income taxes (refunds received), net	$ 72,794,000	$ 55,551,000	$ 26,463,000